Intangible assets - Intangible assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Goodwill	₩ 4,670,134	₩ 4,689,792	₩ 4,690,049
Software	192,582	144,535
Development cost	229,148	183,592
Others	552,918	462,700
Intangible assets, net	₩ 5,644,782	₩ 5,480,619	₩ 5,558,714